Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jun. 30, 2022	Jul. 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 201,012	$ (45,587)		$ (8,377)				$ (1,762,838)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Formation and operating costs paid by related party		136		8,377
Dividends earned on cash and marketable securities held in Trust Account	(499,343)							(222,912)
Change in operating assets and liabilities
Prepaid assets	78,537	45,451						71,857
Accrued expenses	65,994							820,770
Due to related parties	30,000							86,894
Net cash (used in) provided by operating activities	(123,800)							(1,006,229)
CASH FLOWS FROM INVESTING ACTIVITIES:
Principal deposited in Trust Account								(86,250,000)
Net cash used in investing activities								(86,250,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Initial Public Offering	86,250,000							86,250,000
Proceeds from private placement								2,922,500
Proceeds from underwriter’s purchase option								100
Proceeds from short-term loans - bank and private lender	196,106							800,000
Payment of underwriting commission								(1,725,000)
Repayments to short-term loans - third parties								(396,157)
Payment of deferred offering costs								(401,668)
Net cash provided by (used in) financing activities	196,106							87,449,775
NET CHANGE IN CASH	72,306							193,546
CASH, beginning of the period	193,546
CASH, end of the period	265,852							193,546
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deferred offering costs paid by Sponsor in exchange for issuance of ordinary shares				37,500
Deferred offering costs paid by related party		43,222		206,780
Deferred offering costs included in accrued offering costs and expenses		63,473		3,640
Prepaid expense paid by related party				181,000
Initial value of ordinary shares subject to possible redemption								85,546,185
Subsequent measurement ordinary shares subject to possible redemption	499,343							222,912
Deferred underwriting commissions								$ 3,018,750
Conversion of due to related party into promissory note	$ 3,894
EUDA Health Limited [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			$ (1,637,793)		$ 1,308,417	$ (2,378,122)	$ 994,632		$ 864,829	$ 175,575
Net (loss) income			(1,635,567)		1,345,834	(2,376,864)	1,030,315		900,396	198,972
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation			12,090		18,580	15,996	26,770		34,523	26,314
Amortization			58,529		82,101	87,107	122,538		162,825	189,853
Amortization of operating right-of-use asset			30,960		28,187	61,859	43,327		58,602	61,262
Amortization of finance right-of-use assets			4,014		4,111	5,973	6,136		8,153	7,949
Provision for doubtful accounts			(8,350)		63,201	12,616	47,138		43,804	26,894
Loss on disposal of equipment										1,303
Deferred taxes benefits			(9,950)		(13,957)	(14,808)	(20,831)		(27,680)	(32,275)
Investment income					(1,933,265)		(1,923,641)		(1,917,062)
Gain on disposal of subsidiary			(30,055)			(30,055)				(113,405)
Change in operating assets and liabilities
Accounts receivable			(268,714)		222,429	(236,552)	(54,582)		(263,950)	735,823
Interest receivable from loan to third party			(7,740)			(29,701)	(11,992)		(19,071)
Other receivables			866,996		(1,306)	1,198,477	42,201		55,692	(873,274)
Prepaid expenses and other current assets			(69,720)		(83)	(96,556)	(38,770)		(18,010)	41,271
Accounts payable			660,898		10,017	1,247,281	265,292		353,560	(94,863)
Accounts payables - related party			(1,425,648)		573,278	(2,094,532)	690,966		1,022,714	(696,384)
Other payables and accrued liabilities			639,001		91,784	278,211	156,253		4,360	107,918
Taxes payable			(14,672)		25,555	(161,337)	(14,308)		107,188	63,038
Operating lease liabilities			(30,960)		(31,739)	(61,423)	(46,861)		(62,124)	(62,280)
Net cash (used in) provided by operating activities			(1,228,888)		484,727	(2,194,308)	319,951		443,920	(411,884)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment						(18,174)	(1,963)		(1,957)	(76,061)
Loan to third party			(149,968)		(261,161)	(179,558)	(267,284)		(354,226)
Cash acquired through acquisition										255,406
Cash released upon disposal of a subsidiary			(3,405)			(3,405)
Net cash used in investing activities			(153,373)		(261,161)	(201,137)	(269,247)		(356,183)	179,345
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions										35,112
Repayments from (loans to) other receivable - related parties			274,939		33,747	240,209	28,448		36,189	(106,296)
Proceeds from short-term loans - bank and private lender			73,269		88,555				87,812
Repayments to short-term loans - bank and private lender			(39,005)		(30,128)	(56,873)	(47,861)		(66,801)	(399,896)
Borrowings from (Repayments to) other payables - related parties			1,042,577		36,845	1,007,767	(18,138)		93,666	238,902
Payment of finance lease liabilities			(3,191)		(3,148)	(4,862)	(5,079)		(6,686)	(5,129)
Issuance of ordinary shares						500,000
Receipt of subscribed shares deposit						600,000
Proceeds from short-term loans - bank and private lender						72,696	88,114			449,814
Repayments to short-term loans - third parties					(315,194)		(313,625)		(312,553)
Net cash provided by (used in) financing activities			1,348,589		(189,323)	2,358,937	(268,141)		(168,373)	212,507
EFFECT OF EXCHANGE RATE CHANGES			88,693		9,959	187,612	15,407		19,865	(46,818)
NET CHANGE IN CASH			55,021		44,202	151,104	(202,030)		(60,771)	(66,850)
CASH, beginning of the period			189,996		250,767	189,996	250,767		250,767	317,617
CASH, end of the period			245,017		294,969	341,100	48,737		189,996	250,767
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax			103,041		16,380	125,109	150,189		30,185	12,578
Cash paid for interest			51,070		122,707	66,447	149,045		110,835	66,190
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of non-controlling interest										19,778
Initial recognition of operating right of use asset and lease liability					126,898	63,971	126,266		125,834
Initial recognition of financing right of use assets and lease liabilities										39,743
Acquisition consideration paid by a related party										2,748,931
Initial recognition of receivables from former subsidiary upon disposal of subsidiary										136,838
Initial recognition of payables to former subsidiary upon disposal of subsidiary			$ 322,329			$ 319,806